Long-Term Investments - Summary of Equity and Cost Method Investments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investments [Line Items]
Long term Investments		¥ 825,533	$ 113,098	¥ 786,911
58 Daojia Ltd [Member]
Investments [Line Items]
Equity securities	[1]	300,000		300,000
Hangzhou Faceunity Technology Limited [Member]
Investments [Line Items]
Equity securities	[1]	70,000		70,000
Hunan Qindao Cultural Spread Ltd. [Member]
Investments [Line Items]
Equity securities	[1]	0		30,000
Sichuan INMO Technology Co., Ltd. [Member]
Investments [Line Items]
Equity securities	[1]	55,343		55,343
Other Equity Securities [Member]
Investments [Line Items]
Equity securities	[2]	36,496		34,625
AEZ Capital Feeder Fund [Member]
Investments [Line Items]
Fair value option investment	[3]	190,111		104,335
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investments [Line Items]
Equity method investments	[4]	30,204		48,687
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investments [Line Items]
Equity method investments	[5]	47,144		47,168
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investments [Line Items]
Equity method investments	[6]	31,386		34,082
Other Equity Method Investments [Member]
Investments [Line Items]
Equity method investments	[2]	¥ 64,849		¥ 62,671

[1]	The Group invested in certain preferred shares of private companies. On April 9, 2021, the Group entered into a preferred share subscription agreement with 58 Daojia Ltd. for a consideration of RMB300 million. The transaction was completed in April 2021. On March 31, 2022, the Group entered into a share purchase agreement with Sichuan INMO Technology Co., Ltd for a consideration of RMB55,343. The transaction was completed in April 2022. As the investments were neither debt security nor in-substance common stock, they were accounted as equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There have been no orderly transactions for the identical or a similar investment of the same issuer noted during the years ended December 31, 2023 and 2024. There have been no impairment indicators identified as of December 31, 2023 and 2024. In January 2024, the Group surrendered the preferred share holding to Hunan Qindao Cultural Spread Ltd.
[2]	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.
[3]	In October 2021, the Group completed an investment in an open mutual fund named “AEZ Capital Feeder Fund” (“AEZ”), which is redeemable on a quarterly basis. The Group, as a limited partner, subscribed Class A participating shares with capital contribution of RMB114,707. The Group has significant influence on AEZ and elected the fair value option to account for this investment using the NAV practical expedient whereby the change in fair value of RMB(43,854) and RMB81,560 was recognized during the year ended December 31, 2023 and 2024.
[4]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2023 and 2024. The Group recognized its share of partnership profit or (loss) in Jingwei of RMB397, RMB (24,227) and RMB (18,483) during the years ended December 31, 2022, 2023 and 2024, respectively. The Group received distribution from Jingwei of RMB718 during the year ended December 31, 2023.
[5]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB (3,752), RMB356 and RMB (24) for the years ended December 31, 2022, 2023 and 2024, respectively.
[6]	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000. The Group recognized its share of partnership profit or (loss) in Tianfu of RMB286, RMB (1,531) and RMB (769) during the years ended December 31, 2022, 2023 and 2024, respectively. The Group received distribution from Tianfu of RMB1,349 and RMB1,927 during the year ended December 31, 2023 and 2024, respectively.